Document And Entity Information	Jul. 03, 2021
Document Information [Line Items]
Entity, Registrant Name	PETMED EXPRESS, INC.
Document, Type	8-K
Document, Period End Date	Jul. 03, 2021
Entity, File Number	000-28827
Entity, Incorporation, State or Country Code	FL
Entity, Tax Identification Number	65-0680967
Entity, Address, Address Line One	420 South Congress Avenue
Entity, Address, City or Town	Delray Beach
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	33445
City Area Code	561
Local Phone Number	526-4444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PETS
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001040130